VOYA INVESTORS TRUST

Voya Retirement Conservative Portfolio

Voya Retirement Growth Portfolio

Voya Retirement Moderate Growth Portfolio

Voya Retirement Moderate Portfolio

(collectively, the "Retirement Portfolios")

VOYA PARTNERS, INC.

Voya Index Solution Income Portfolio

Voya Index Solution 2025 Portfolio

Voya Index Solution 2030 Portfolio

Voya Index Solution 2035 Portfolio

Voya Index Solution 2040 Portfolio

Voya Index Solution 2045 Portfolio

Voya Index Solution 2050 Portfolio

Voya Index Solution 2055 Portfolio

Voya Index Solution 2060 Portfolio

Voya Index Solution 2065 Portfolio

(collectively, the "Index Solution Portfolios")

Voya Solution Aggressive Portfolio

Voya Solution Balanced Portfolio

Voya Solution Conservative Portfolio

Voya Solution Income Portfolio

Voya Solution Moderately Aggressive Portfolio

Voya Solution Moderately Conservative Portfolio

Voya Solution 2025 Portfolio

Voya Solution 2030 Portfolio

Voya Solution 2035 Portfolio

Voya Solution 2040 Portfolio

Voya Solution 2045 Portfolio

Voya Solution 2050 Portfolio

Voya Solution 2055 Portfolio

Voya Solution 2060 Portfolio

Voya Solution 2065 Portfolio

(collectively, the "Solution Portfolios")

VOYA STRATEGIC ALLOCATION PORTFOLIOS, INC.

Voya Strategic Allocation Conservative Portfolio

Voya Strategic Allocation Growth Portfolio

Voya Strategic Allocation Moderate Portfolio

(collectively, the "Strategic Allocation Portfolios")

Supplement dated February 15, 2024

to the Retirement Portfolios' Class ADV and Class I Shares' Prospectus, dated May 1, 2023, as supplemented;

the Index Solution Portfolios' Class ADV, Class I, Class S, and Class S2 Shares'

Prospectus and Class Z Shares' Prospectus, each dated May 1, 2023, as supplemented; the Solution Portfolios' Class ADV, Class I, Class R6, Class S, Class S2, and Class T Shares' Prospectus, dated May 1, 2023, as supplemented; and

the Strategic Allocation Portfolios' Class I and Class S Shares' Prospectus, dated May 1, 2023, as supplemented

(each a "Prospectus" and collectively, the "Prospectuses")

Effective immediately, the Retirement Portfolios' Prospectus is revised as follows:

1.The sub-section of the Prospectus entitled "More Information About the Portfolios – Additional Information About the Principal Risks" is amended to include the following:

Zero-Coupon Bonds and Pay-in-Kind Securities: Zero-coupon bonds and pay-in-kind securities may be subject to greater fluctuations in price due to market interest rate changes than conventional interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon bonds without receiving the actual cash currency, resulting in a loss.

2.The sub-section of the Prospectus entitled "Key Information About the Underlying Funds – Affiliated Underlying Funds" is amended to add the following:

Underlying Fund: Voya High Yield Bond Fund

Investment Adviser: Voya Investments, LLC

Sub-Adviser(s): Voya Investment Management Co. LLC

The fund seeks to provide investors with a high level of current income and total return. Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield (high risk) bonds commonly known as "junk bonds."

3.The sub-section of the Prospectus entitled "Key Information About the Underlying Funds – Unaffiliated Underlying Funds" is amended to add the following:

Underlying Fund: Vanguard Short-Term Bond ETF

Investment Adviser: The Vanguard Group, Inc.

Sub-Adviser(s): N/A

The fund seeks to track the performance of a market-weighted bond index with a short-term dollar-weighted average maturity. The fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. 1–5 Year Government/Credit Float Adjusted Index.

Effective immediately, the Index Solution Portfolios' Prospectuses are revised as follows:

1.The sub-section of the Prospectuses entitled "More Information About the Portfolios – Additional Information About the Principal Risks" is amended to include the following:

Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers' acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory, or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with a Fund. In the event of a bank insolvency or failure, a Fund may be considered a general creditor of the bank, and it might lose some or all of the funds deposited with the bank. Even where it is recognized that a bank might be in danger of insolvency or failure, a Fund might not be able to withdraw or transfer its money from the bank in time to avoid any adverse effects of the insolvency or failure.

Collateralized Loan Obligations and Other Collateralized Obligations: A CLO is an obligation of a trust or other special purpose vehicle typically collateralized by a pool of loans, which may include senior secured and unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade, or equivalent unrated loans. CLOs may incur management fees and administration fees. The risks of investing in a CLO depend largely on the type of the collateral held in the CLO portfolio and the tranche of securities in which a Fund, and can generally be summarized as a combination of economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments, and include interest rate risk, credit risk, liquidity risk, prepayment and extension risk, and the risk of default of the underlying asset, among others.

Covenant-Lite Loans: Loans in which a Fund may invest or to which a Fund may gain exposure indirectly through its investments in collateralized debt obligations, CLOs or other types of structured securities may be considered "covenant-lite" loans. Covenant-lite refers to loans which do not incorporate traditional performance-based financial maintenance covenants. Covenant-lite does not refer to a loan's seniority in a borrower's capital structure nor to a lack of the benefit from a legal pledge of the borrower's assets and does not necessarily correlate to the overall credit quality of the borrower. Covenant-lite loans generally do not include terms which allow a lender to take action based on a borrower's performance relative to its covenants. Such actions may include the ability to renegotiate and/or re-set the credit spread on the loan with a borrower, and even to declare a default or force the borrower into bankruptcy restructuring if certain criteria are breached. Covenant-lite loans typically still provide lenders with other covenants that restrict a borrower from incurring additional debt or engaging in certain actions. Such covenants can only be breached by an affirmative action of the borrower, rather than by a deterioration in the borrower's financial condition. Accordingly, a Fund may have fewer rights against a borrower when it invests in, or has exposure to, covenant-lite loans and, accordingly, may have a greater risk of loss on such investments as compared to investments in, or exposure to, loans with additional or more conventional covenants.

Environmental, Social, and Governance (Fixed Income): The Sub-Adviser's consideration of ESG factors in selecting investments for a Fund is based on information that is not standardized, some of which can be qualitative and subjective by nature. The Sub-Adviser's assessment of ESG factors in respect of obligations of an issuer may rely on third-party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of a Fund's assets that will be invested in obligations of issuers that the Sub- Adviser views favorably in light of ESG factors, and the Sub-Adviser may choose not to invest in obligations of issuers that compare favorably to obligations of other issuers on the basis of ESG factors. It is possible that a Fund will have less exposure to obligations of certain issuers due to the Sub-Adviser's assessment of ESG factors than other comparable mutual funds. There can be no assurance that an investment selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.

Interest in Loans: The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.

Preferred Stocks: Preferred stocks represent an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other securities such as common stocks, dividends, and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company's common stock, and thus also represent an ownership interest in that company.

Preferred stock may pay fixed or adjustable rates of return. Preferred stock is subject to issuer- specific and market risks applicable generally to equity securities. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Preferred stock includes certain hybrid securities and other types of preferred stock with different features from those of traditional preferred stock described above. Preferred stocks that are hybrid securities possess various features of both debt and traditional preferred stock and as such, they may constitute senior debt, junior debt, or preferred shares in an issuer's capital structure. Therefore, unlike traditional preferred stock, hybrid securities may not be subordinate to a company's debt instruments.

Preferred stock may include features permitting or requiring the issuer to defer or omit distributions. Among other things, such deferral or omission may result in adverse tax consequences for a Fund. Preferred stock generally does not have voting rights with respect to the issuer unless dividends have been in arrears for certain specified periods of time. Preferred stock may be less liquid than other securities. As a result, preferred stock is subject to the risk that they may be unable to be sold at the time desired by a Fund or at prices approximating the values at which the Fund is carrying the stock on its books. In addition, over longer periods of time, certain types of preferred stock may become more scarce or less liquid as a result of legislative changes. Such events may negatively affect the prices of stock held by a Fund, which may result in losses to the Fund. In addition, an issuer of preferred stock may redeem the stock prior to a specified date, which may occur due to changes in tax or securities laws or corporate actions. A redemption by the issuer may negatively impact the return of the preferred stock.

2.The sub-section of the Prospectuses entitled "Key Information About the Underlying Funds – Voya-related Underlying Funds" is amended to add the following:

Underlying Fund: Voya Short Duration High Income Fund

Investment Adviser: Voya Investments, LLC

Sub-Adviser(s): Voya Investment Management Co. LLC

The fund seeks a high level of current income with lower volatility than the broader high yield market. The fund principally invests in high-yield securities and bank loans, seeking to generate investment income while protecting from adverse market conditions and prioritizing capital preservation.

Underlying Fund: Voya VACS Index Series EM Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser(s): Voya Investment Management Co. LLC

The portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of an index that measures the investment return of emerging markets securities. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the index; depositary receipts representing securities in the index; convertible securities that are convertible into stocks included in the index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the index or its components; and exchange-traded funds that track the index.

Underlying Fund: Voya VACS Index Series I Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser(s): Voya Investment Management Co. LLC

The portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the index; convertible securities that are convertible into stocks included in the index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the index or its components; and exchange-traded funds that track the index.

Underlying Fund: Voya VACS Index Series MC Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser(s): Voya Investment Management Co. LLC

The portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Russell Midcap® Index; convertible securities that are convertible into stocks included in the Russell Midcap® Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Russell Midcap® Index or its components; and exchange-traded funds that track the Russell Midcap® Index.

Underlying Fund: Voya VACS Index Series S Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser(s): Voya Investment Management Co. LLC

The portfolio seeks total return. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the S&P 500® Index or equity securities of companies that are representative of the S&P 500® Index (including derivatives).

Underlying Fund: Voya VACS Index Series SC Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser(s): Voya Investment Management Co. LLC

The portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Russell 2000® Index; convertible securities that are convertible into stocks included in the Russell 2000® Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Russell 2000® Index or its components; and exchange- traded funds that track the Russell 2000® Index.

3.The sub-section of the Prospectuses entitled "Key Information About the Underlying Funds – Other Underlying Funds" is amended to add the following:

Underlying Fund: Fidelity® 500 Index Fund

Investment Adviser: Fidelity Management & Research Company LLC

Sub-Adviser(s): Geode Capital Management, LLC

The fund seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States. The fund normally invests at least 80% of assets in common stocks included in the S&P 500® Index, which broadly represents the performance of common stocks publicly traded in the United States. The fund lends securities to earn income for the fund.

Underlying Fund: Vanguard Long-Term Treasury ETF

Investment Adviser: The Vanguard Group, Inc.

Sub-Adviser(s): N/A

The fund seeks to track the performance of a market-weighted Treasury index with a long-term dollar-weighted average maturity. The fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Long Treasury Index, which includes fixed income securities issued by the U.S. Treasury (not including inflation-protected bonds, floating rate securities and certain other security types), with maturities greater than 10 years.

Underlying Fund: Vanguard Short-Term Corporate Bond ETF

Investment Adviser: The Vanguard Group, Inc.

Sub-Adviser(s): N/A

The fund seeks to track the performance of a market-weighted corporate bond index with a short-term dollar-weighted average maturity. The fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. 1-5 Year Corporate Bond Index.

Effective immediately, the Solution Portfolios' Prospectus is revised as follows:

1.The sub-section of the Prospectus entitled "More Information About the Portfolios – Additional Information About the Principal Risks" is amended to include the following:

Environmental, Social, and Governance (Fixed Income): The Sub-Adviser's consideration of ESG factors in selecting investments for a Fund is based on information that is not standardized, some of which can be qualitative and subjective by nature. The Sub-Adviser's assessment of ESG factors in respect of obligations of an issuer may rely on third-party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of a Fund's assets that will be invested in obligations of issuers that the Sub- Adviser views favorably in light of ESG factors, and the Sub-Adviser may choose not to invest in obligations of issuers that compare favorably to obligations of other issuers on the basis of ESG factors. It is possible that a Fund will have less exposure to obligations of certain issuers due to the Sub-Adviser's assessment of ESG factors than other comparable mutual funds. There can be no assurance that an investment selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.

Preferred Stocks: Preferred stocks represent an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other securities such as common stocks, dividends, and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company's common stock, and thus also represent an ownership interest in that company.

Preferred stock may pay fixed or adjustable rates of return. Preferred stock is subject to issuer- specific and market risks applicable generally to equity securities. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Preferred stock includes certain hybrid securities and other types of preferred stock with different features from those of traditional preferred stock described above. Preferred stocks that are hybrid securities possess various features of both debt and traditional preferred stock and as such, they may constitute senior debt, junior debt, or preferred shares in an issuer's capital structure. Therefore, unlike traditional preferred stock, hybrid securities may not be subordinate to a company's debt instruments.

Preferred stock may include features permitting or requiring the issuer to defer or omit distributions. Among other things, such deferral or omission may result in adverse tax consequences for a Fund. Preferred stock generally does not have voting rights with respect to the issuer unless dividends have been in arrears for certain specified periods of time. Preferred stock may be less liquid than other securities. As a result, preferred stock is subject to the risk that they may be unable to be sold at the time desired by a Fund or at prices approximating the values at which the Fund is carrying the stock on its books. In addition, over longer periods of time, certain types of preferred stock may become more scarce or less liquid as a result of legislative changes. Such events may negatively affect the prices of stock held by a Fund, which may result in losses to the Fund. In addition, an issuer of preferred stock may redeem the stock prior to a specified date, which may occur due to changes in tax or securities laws or corporate actions. A redemption by the issuer may negatively impact the return of the preferred stock.

2.The sub-section of the Prospectus entitled "Key Information About the Underlying Funds – Affiliated Underlying Funds" is amended to add the following:

Underlying Fund: Voya Short Duration High Income Fund

Investment Adviser: Voya Investments, LLC

Sub-Adviser(s): Voya Investment Management Co. LLC

The fund seeks a high level of current income with lower volatility than the broader high yield market. The fund principally invests in high-yield securities and bank loans, seeking to generate investment income while protecting from adverse market conditions and prioritizing capital preservation.

Underlying Fund: Voya Small Cap Growth Fund

Investment Adviser: Voya Investments, LLC

Sub-Adviser(s): Voya Investment Management Co. LLC

The fund seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small-capitalization companies.

3.The sub-section of the Prospectus entitled "Key Information About the Underlying Funds – Unaffiliated Underlying Funds" is amended to add the following:

Underlying Fund: Fidelity® 500 Index Fund

Investment Adviser: Fidelity Management & Research Company LLC

Sub-Adviser(s): Geode Capital Management, LLC

The fund seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States. The fund normally invests at least 80% of assets in common stocks included in the S&P 500® Index, which broadly represents the performance of common stocks publicly traded in the United States. The fund lends securities to earn income for the fund.

Underlying Fund: Vanguard FTSE Developed Markets ETF

Investment Adviser: The Vanguard Group, Inc.

Sub-Adviser(s): N/A

The fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in Canada and the major markets of Europe and the Pacific region. The fund employs an indexing investment approach designed to track the performance of the FTSE Developed All Cap ex US Index, a market-capitalization weighted index that is made up of approximately 4,006 common stocks of large-, mid-, and small-cap companies located in Canada and the major markets of Europe and the Pacific region.

Underlying Fund: Vanguard Long-Term Treasury ETF

Investment Adviser: The Vanguard Group, Inc.

Sub-Adviser(s): N/A

The fund seeks to track the performance of a market-weighted Treasury index with a long-term dollar-weighted average maturity. The fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Long Treasury Index, which includes fixed income securities issued by the U.S. Treasury (not including inflation-protected bonds, floating rate securities and certain other security types), with maturities greater than 10 years.

Effective immediately, the Strategic Allocation Portfolios' Prospectus is revised as follows:

1.The sub-section of the Prospectus entitled "More Information About the Portfolios – Additional Information About the Principal Risks" is amended to include the following:

Preferred Stocks: Preferred stocks represent an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other securities such as common stocks, dividends, and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company's common stock, and thus also represent an ownership interest in that company.

Preferred stock may pay fixed or adjustable rates of return. Preferred stock is subject to issuer- specific and market risks applicable generally to equity securities. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Preferred stock includes certain hybrid securities and other types of preferred stock with different features from those of traditional preferred stock described above. Preferred stocks that are hybrid securities possess various features of both debt and traditional preferred stock and as such, they may constitute senior debt, junior debt, or preferred shares in an issuer's capital structure. Therefore, unlike traditional preferred stock, hybrid securities may not be subordinate to a company's debt instruments.

Preferred stock may include features permitting or requiring the issuer to defer or omit distributions. Among other things, such deferral or omission may result in adverse tax consequences for a Fund. Preferred stock generally does not have voting rights with respect to the issuer unless dividends have been in arrears for certain specified periods of time. Preferred stock may be less liquid than other securities. As a result, preferred stock is subject to the risk that they may be unable to be sold at the time desired by a Fund or at prices approximating the values at which the Fund is carrying the stock on its books. In addition, over longer periods of time, certain types of preferred stock may become more scarce or less liquid as a result of legislative changes. Such events may negatively affect the prices of stock held by a Fund, which may result in losses to the Fund. In addition, an issuer of preferred stock may redeem the stock prior to a specified date, which may occur due to changes in tax or securities laws or corporate actions. A redemption by the issuer may negatively impact the return of the preferred stock.

Special Situations: A "special situation" arises when, in a manager's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations investments often involve much greater risk than is inherent in ordinary investments. Investments in special situation companies may not appreciate and a Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

2.The sub-section of the Prospectus entitled "Key Information About the Underlying Funds – Affiliated Underlying Funds" is amended to add the following:

Underlying Fund: Voya Short Duration High Income Fund

Investment Adviser: Voya Investments, LLC

Sub-Adviser(s): Voya Investment Management Co. LLC

The fund seeks a high level of current income with lower volatility than the broader high yield market. The fund principally invests in high-yield securities and bank loans, seeking to generate investment income while protecting from adverse market conditions and prioritizing capital preservation.

Underlying Fund: Voya Small Cap Growth Fund

Investment Adviser: Voya Investments, LLC

Sub-Adviser(s): Voya Investment Management Co. LLC

The fund seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small-capitalization companies.

Underlying Fund: VY® BrandywineGLOBAL - Bond Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Brandywine Global Investment Management, LLC

The portfolio seeks total return consisting of capital appreciation and income. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds and other fixed-income securities.

Underlying Fund: VY® T. Rowe Price Growth Equity Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: T. Rowe Price Associates, Inc.

The portfolio seeks long-term growth through investments in stocks. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large-capitalization companies.

3.The sub-section of the Prospectus entitled "Key Information About the Underlying Funds – Unaffiliated Underlying Funds" is amended to add the following:

Underlying Fund: Fidelity® 500 Index Fund

Investment Adviser: Fidelity Management & Research Company LLC

Sub-Adviser(s): Geode Capital Management, LLC

The fund seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States. The fund normally invests at least 80% of assets in common stocks included in the S&P 500® Index, which broadly represents the performance of common stocks publicly traded in the United States. The fund lends securities to earn income for the fund.

Underlying Fund: Vanguard Long-Term Treasury ETF

Investment Adviser: The Vanguard Group, Inc.

Sub-Adviser(s): N/A

The fund seeks to track the performance of a market-weighted Treasury index with a long-term dollar-weighted average maturity. The fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Long Treasury Index, which includes fixed income securities issued by the U.S. Treasury (not including inflation-protected bonds, floating rate securities and certain other security types), with maturities greater than 10 years.

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